FIXED ASSETS - NET	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of fixed assets-net
6.	FIXED ASSETS-NET

	Buildings	Tracks, bridges and service roads	Locomotives and rolling stock	Communications and signaling systems	Other machinery and equipment	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
At January 1, 2020
Cost	7,825,870	14,817,730	8,102,522	1,852,565	6,757,634	39,356,321
Accumulated depreciation	(3,141,585)	(3,716,630)	(2,905,802)	(1,415,922)	(4,579,251)	(15,759,190)
Impairment	(23,578)	—	—	—	(7,472)	(31,050)

Net book amount	4,660,707	11,101,100	5,196,720	436,643	2,170,911	23,566,081

Year ended December 31, 2020
Opening net book amount	4,660,707	11,101,100	5,196,720	436,643	2,170,911	23,566,081
Other additions	4,196	—	47,666	2,178	98,138	152,179
Transfer in from construction-in-progress (Note 7)	396,446	198,800	1,932	28,733	154,590	780,501
Transfer out to construction-in-progress for improvement/ modifications (Note 7)	(129)	(231,996)	(434,216)	(9,759)	(9,028)	(685,129)
Transfer in from construction-in-progress after repair	6,291	292,244	744,298	38,726	20,241	1,101,800
Reclassifications	—	—	—	45	(45)	—
Disposals	(26,206)	(95,020)	(68,749)	(5,747)	(29,281)	(225,003)
Depreciation charges	(335,123)	(218,396)	(669,210)	(90,451)	(348,999)	(1,662,179)
Impairment charge	—	—	(11,835)	—	—	(11,835)

Closing net book amount	4,706,182	11,046,732	4,806,606	400,368	2,056,527	23,016,415

At December 31, 2020
Cost	8,183,873	14,896,863	7,750,874	1,829,279	6,837,991	39,498,880
Accumulated depreciation	(3,454,113)	(3,850,131)	(2,932,433)	(1,428,911)	(4,773,992)	(16,439,580)
Impairment	(23,578)	—	(11,835)	—	(7,472)	(42,885)

Net book amount	4,706,182	11,046,732	4,806,606	400,368	2,056,527	23,016,415

Year ended December 31, 2021
Opening net book amount	4,706,182	11,046,732	4,806,606	400,368	2,056,527	23,016,415
Other additions	5,122	—	—	2,809	63,109	71,040
Government grant (c)	428,735	211,040	—	3,193	30,910	673,878
Transfer in from construction-in-progress (Note 7)	825,810	57,920	42,714	557,380	258,109	1,741,933
Transfer out to construction-in-progress for improvement/ modifications (Note 7)	—	(489,377)	(1,397,690)	(15,344)	(1,463)	(1,903,874)
Transfer in from construction-in-progress after repair	317	690,534	1,585,558	26,457	3,596	2,306,462
Reclassifications	—	—	—	(9,107)	9,107	—
Disposals	(13,250)	(15)	(59,370)	(6,515)	(15,856)	(95,006)
Depreciation charges	(382,616)	(218,677)	(648,769)	(128,266)	(407,782)	(1,786,110)
Impairment charge	—	(16,796)	—	—	—	(16,796)
Impairment write-off	322	—	—	—	1,897	2,219

Closing net book amount	5,570,622	11,281,361	4,329,049	830,975	1,998,154	24,010,161

At December 31, 2021
Cost	9,428,440	15,346,319	6,981,827	2,242,637	7,062,632	41,061,855
Accumulated depreciation	(3,834,561)	(4,048,162)	(2,640,943)	(1,411,662)	(5,058,903)	(16,994,231)
Impairment	(23,257)	(16,796)	(11,835)	—	(5,575)	(57,463)

Net book amount	5,570,622	11,281,361	4,329,049	830,975	1,998,154	24,010,161

(a)
As at December 31, 2021, the ownership certificates of certain buildings of the Group with an aggregate carrying value of approximately RMB1,903,653,000 (2020: RMB1,518,731,000) had not been obtained by the Group.

These kind of buildings are classified as below:

	Carrying value as at December 31 2020 RMB’000	Carrying value as at December 31 2021 RMB’000	Reason for delay in obtaining the ownership certificates
Certificates for buildings under application procedures	980,689	1,367,851
The Group commenced such application procedures with the respective authorities in China, there has been progress made and the Group’s management does not expect any major difficulties in obtaining the remaining ownership certificates.

Certain buildings located on the land of which the land use right certificates have not been obtained	48,103	47,656
According to relevant laws and regulations in China, the land use right certificates of the land on which these buildings are located must be obtained before the Group can start the application for the respective housing ownership certificates. As a result, the Group will start to apply for the ownership certificates of these buildings after they have completed the procedures to obtain the land use right certificates.

Certain buildings attached to pieces of land which is held by lease	489,939	488,146
Such land is held by lease under certain operating lease arrangements. Due to the fact that the Group does not have the underlying land use right certificates for such land, therefore, the Group cannot apply for the respective ownership certificates of the buildings constructed on top of it. According to the lease agreements and communication with the lessors, and as confirmed by the Company’s legal counsel, the Group possesses the right to use and/or own such buildings without the certificates.

After consultation made with the Company’s legal counsel, the directors of the Company consider that there is no legal restriction for the Group to apply for and obtain the ownership certificates of these buildings and it should not lead to any significant adverse impact on the operations of the Group.

(b)	As at December 31, 2021, fixed assets of the Group with an aggregate net book value of approximately RMB175,184,000 (2020: RMB171,954,000) had been fully depreciated but they were still in use.

(c)
According to the agreements regarding on the relocation project of old Dongguan Station jointly signed by Dongguan Municipal People’s Government (the “Government”), the Guangzhou Railway Group and the Company, the Government transferred the asset rights of the New Dongguan Station funded by the Government to the Company for free in October 2021. Total value of the related assets was RMB673,878,000. Such government grants relating to fixed assets were recognized as deferred income (Note 24) and are credited to profit or loss on a straight-line basis over the expected lives of the related assets.